Government Grants	6 Months Ended
Dec. 31, 2021
Disclosure of Government Grants [Abstract]
GOVERNMENT GRANTS

NOTE 10 – GOVERNMENT GRANTS

On December 14, 2021, the Company received a grant for $30,995 from the Manitoba Minerals Development Fund, for the purposes of supporting strategic projects that contribute to sustainable economic growth in the Province of Manitoba.